Unaudited Quarterly Financial Data (Tables)	12 Months Ended
Feb. 28, 2013
Unaudited Quarterly Financial Data
Summary of selected quarterly financial information

	2013
	Quarters Ended
(in thousands)	May 31	Aug 31	Nov 30	Feb 28

Revenue	$157,981	$260,542	$190,236	$68,331
Operating income (loss)	(6,671)	31,735	1,977	(48,886)
Net income (loss)	(18,114)	8,522	(8,848)	(37,694)
Comprehensive income (loss) attributable to New Enterprise Stone & Lime Co., Inc.	(18,342)	8,202	(9,167)	(38,452)

	2012
	Quarters Ended
(in thousands)	May 31	Aug 31	Nov 30	Feb 29

Revenue	$146,069	$266,216	$213,887	$79,762
Operating income (loss)	(1,201)	37,397	22,319	(53,782)
Net income (loss)	(4,562)	11,733	5,680	(38,280)
Comprehensive income (loss) attributable to New Enterprise Stone & Lime Co., Inc.	(4,829)	11,464	5,778	(39,440)